MINERAL PROPERTY, PLANT, AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	$ 165,686
Property and equipment at end of period	228,098	$ 165,686
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	167,873	39,749
Additions	82,721	128,124
Transfers	0	0
Transfers to inventories	(13,655)
Property and equipment at end of period	236,939	167,873
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(2,187)	(740)
Depreciation for the year	(6,654)	(1,447)
Property and equipment at end of period	(8,841)	(2,187)
Property and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	16,630
Property and equipment at end of period	117,149	16,630
Property and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	18,817	4,181
Additions	22,458	9,553
Transfers	83,179	5,083
Transfers to inventories	0
Property and equipment at end of period	124,454	18,817
Property and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(2,187)	(740)
Depreciation for the year	(5,118)	(1,447)
Property and equipment at end of period	(7,305)	(2,187)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	84,283
Property and equipment at end of period	3,361	84,283
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	84,283	28,768
Additions	2,257	60,598
Transfers	(83,179)	(5,083)
Transfers to inventories	0
Property and equipment at end of period	3,361	84,283
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Property and equipment at end of period	0	0
Mineral property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	62,285
Property and equipment at end of period	105,100	62,285
Mineral property [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	62,285	4,312
Additions	58,006	57,973
Transfers	0	0
Transfers to inventories	(13,655)
Property and equipment at end of period	106,636	62,285
Mineral property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	(1,536)	0
Property and equipment at end of period	(1,536)	0
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488
Property and equipment at end of period	2,488	2,488
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488	2,488
Additions	0	0
Transfers	0	0
Transfers to inventories	0
Property and equipment at end of period	2,488	2,488
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Property and equipment at end of period	$ 0	$ 0